OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets1 [Abstract]
Schedule of Composition of Other Assets	Composition of other assets

	December 31,
Description	2025	2024

Insurance	135,307	97,683
Maintenance	523,068	737,297
Commissions	103,831	126,942
Vendor credits	58,586	66,976
Others	134,977	232,855
Total (a)	955,769	1,261,753

Current	508,289	850,052
Non-current	447,480	411,701

(a) The reduction refers mainly to the renegotiation of contracts with maintenance suppliers and the allocation of fundraising costs to “Loans and financing.”